SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted
The following table lists the inputs to the model used for the PSUs granted in 2019 and 2018:

	Year ended December 31, 2019	Year ended December 31, 2018
Fair value at grant date (in euros)	10.44	15.31
Share price at grant date (in euros)	7.1	10.27
Dividend yield	—	—
Expected volatility (A)	52%	75%
Risk-free interest rate (US government bond yield)	2.29%	2.6%
Model used	Monte Carlo	Monte Carlo

(A)	Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over period equal to PSU vesting period.

Schedule of Number and Movement of Potential Shares
The following table illustrates the number and movements in potential shares:

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2018	3,257,840	€8.56	944,500	€7.76	95,340	€5.20
Granted	701,109	€15.31	595,687	€10.23	30,709	€10.27
Over-performance	633,670	€7.28	—	€—	—	€—
Vested	(1,265,635)	€7.09	(155,000)	€10.83	(68,136)	€4.85
Forfeited	(241,820)	€8.40	(72,663)	€8.57	—	€—
At December 31, 2018	3,085,164	€10.45	1,312,524	€8.47	57,913	€8.31
Granted (A)	1,028,342	€10.44	899,926	€7.10	73,799	€8.39
Over-performance (B)	248,230	€8.94	—	€—	—	€—
Vested	(1,758,062)	€7.97	(106,000)	€4.55	(42,559)	€7.60
Forfeited (C)	(84,380)	€8.02	(39,947)	€8.31	(9,627)	€8.71
At December 31, 2019	2,519,294	€12.11	2,066,503	€8.08	79,526	€8.71

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.

(C)	For potential shares related to PSUs, 84,380 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.